Trade and Other Receivables - Other net receivables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TRADE AND OTHER RECEIVABLES.
Other receivables, Current	$ 43,780,770	$ 54,141,073
Recoveries from insurance companies, Current	2,011,406	18,805,057
Accounts receivable from employees, Current	10,017,453	9,237,209
Advances to suppliers and creditors, Current	19,864,669	19,236,907
Others, Current	11,887,242	6,861,900
Other receivables, Non-current	3,734,116	2,829,368
Accounts receivable from employees, Non-current	3,308,861	2,426,697
Advances to suppliers and creditors, Non-current	415,787	$ 402,671
Others, Non-current	$ 9,468